Note 7 - Leases (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Lease, Cost [Table Text Block]
	Fiscal Year:
	2025	2024	2023
Lease cost:
Amortization of right-of-use assets	$4,048	$6,134	$6,715
Interest on lease obligations	547	767	959
Finance lease cost	4,595	6,901	7,674
Operating lease cost	5,603	8,222	13,506
Short-term lease cost	7,548	5,335	5,589
Total lease cost	$17,746	$20,458	$26,769

Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from finance leases	$547	$767	$959
Operating cash flows from operating leases	5,904	8,849	13,736
Financing cash flows from finance leases	4,815	7,956	8,814
	$11,266	$17,572	$23,509

Right-of-use assets obtained in exchange for new finance lease obligations	$-	$337	$5,825
Right-of-use assets obtained in exchange for new operating lease obligations	$2,980	$5,409	$4,362
Right-of-use assets derecognized upon early termination of finance leases	$20	$598	$78
Right-of-use assets derecognized upon early termination of operating leases	$7,572	$1,688	$3,510

Weighted-average lease term (years):
Finance leases	3.8	4.4	4.7
Operating leases	4.2	4.3	4.6
Weighted-average discount rate (percentage):
Finance leases	4.1%	4.0%	3.8%
Operating leases	5.0%	4.7%	4.4%

Lessee, Lease Liability, Maturity [Table Text Block]
Years ending March 31:	Operating	Finance
2026	$3,586	$4,269
2027	2,390	3,218
2028	1,945	2,811
2029	1,276	1,659
2030	934	923
Thereafter	1,014	383
Total minimum payment required	11,145	13,263
Less interest	1,035	1,015
Present value of minimum lease payments	10,110	12,248
Amount due within one year	3,186	3,871
Long-term lease obligations	$6,924	$8,377